Other Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Period to remit collections on pledged advances to the trustee	2 days
Additional Deferred Financing Costs	$ 1,154
Deferred offering costs		$ 2,777